Subsequent Events (Details) - Forecast [Member] $ in Millions	Apr. 30, 2022 USD ($)
Subsequent Events (Details) [Line Items]
Loan amount	$ 3
Deposits over	$ 3
Hong Kong Interbank Offered Rate [Member]
Subsequent Events (Details) [Line Items]
Loans interest rate	1.50%
Secured Overnight Financing Rate [Member]
Subsequent Events (Details) [Line Items]
Loans interest rate	1.50%